NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - $ / shares	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Entity Incorporation, Date of Incorporation	Jun. 08, 2016
Issued in respect of acquisition of net assets, Share	8,050,784
Common stock, authorized shares	500,000,000	500,000,000
Common stock, par value	$ 0.0001	$ 0.0001